CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 125,895	$ 132,403	$ 115,393
Restricted cash	797	1,050	791
Accounts receivable - net	36,225	12,432	9,475
Due from affiliates	11,789	16,651	17,417
Inventories	244,720	233,563	231,872
Prepaid and other current assets	18,968	22,210	42,412
Assets held for sale	0	22,313	30,697
Total current assets	438,394	440,622	448,057
Property, plant and equipment - net	1,012,564	1,026,285	1,232,256
Other assets	74,849	73,420	72,155
TOTAL	1,525,807	1,540,327	1,752,468
LIABILITIES:
Accounts payable, trade	88,701	94,960	90,489
Due to affiliates	20,020	15,368	10,045
Accrued and other current liabilities	58,094	50,100	48,822
Accrued employee benefits costs	10,914	10,917	10,148
Industrial revenue bonds	7,815	7,815	7,815
Total current liabilities	185,544	179,160	167,319
Senior notes payable	247,809	247,699	247,278
Accrued pension benefits costs - less current portion	48,863	49,493	43,999
Accrued postretirement benefits costs - less current portion	126,729	126,355	125,999
Other liabilities	64,608	72,026	53,009
Deferred taxes	109,510	108,939	106,053
Total noncurrent liabilities	597,519	604,512	576,338
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred stock	1	1	1
Common stock	944	944	942
Additional paid-in capital	2,515,647	2,515,131	2,513,631
Treasury stock, at cost	(86,276)	(86,276)	(86,276)
Accumulated other comprehensive loss	(113,181)	(113,893)	(112,650)
Accumulated deficit	(1,574,391)	(1,559,252)	(1,306,837)
Total shareholders’ equity	742,744	756,655	1,008,811
TOTAL	$ 1,525,807	$ 1,540,327	$ 1,752,468